Non-Controlling Interest	12 Months Ended
Jun. 30, 2024
Non-Controlling Interest [Abstract]
NON-CONTROLLING INTEREST

11. NON-CONTROLLING INTEREST

Qinghai Found
Balance, July 1, 2022	$(71,199)
Share of net loss	(4,683)
Share of other comprehensive loss	(34,255)
Balance, June 30, 2023	$(110,137)
Share of net loss	(5,572)
Share of other comprehensive loss	(40,657)
Balance, June 30, 2024	$(156,366)

As at June 30, 2024 and June 30, 2023, the non-controlling interest in the Company’s subsidiary Qinghai Found was 18%.